Document and Entity Information	Sep. 30, 2023
Risk/Return:
Registrant Name	CALVERT SOCIAL INVESTMENT FUND
Registrant CIK	0000356682
SEC Form	497
Period end date	Sep. 30, 2023
Investment Company Type	N-1A
Document Description	Supplement to Prospectuses and each Fund’s Summary Prospectus dated February 1, 2024
Amendment Flag	false